CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Treasury Stock CNY (¥)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)
Balance at Dec. 31, 2018	¥ 601,660		¥ 48		¥ (3,165)	¥ 944,500		¥ 8,400		¥ (348,123)
Balance, Shares at Dec. 31, 2018 | shares			76,548,012	76,548,012
Net loss	(109,841)									(109,841)
Translation adjustments	(2,037)							(2,037)
Exercise and vesting of share-based awards	3,676				38,725	(35,049)
Exercise and vesting of share-based awards , shares | shares			1,125,648	1,125,648
Repurchased shares	(37,559)				(37,559)
Repurchased shares, Shares | shares			(567,434)	(567,434)
Share-based compensation	47,284					47,284
Balance at Dec. 31, 2019	507,788		¥ 48		(1,999)	956,735		6,363		(453,359)
Balance, Shares at Dec. 31, 2019 | shares			77,106,226	77,106,226
Cumulative effect of adoption of ASC 606 (Note 2)	4,605									4,605
Net loss	(225,075)									(225,075)
Translation adjustments	4,450							4,450
Exercise and vesting of share-based awards	5,218				1,999	3,219
Exercise and vesting of share-based awards , shares | shares			1,286,133	1,286,133
Share-based compensation	28,858					28,858
Balance at Dec. 31, 2020	321,239		¥ 48		¥ 0	988,812		10,813		(678,434)
Balance, Shares at Dec. 31, 2020 | shares			78,392,359	78,392,359
Cumulative effect of adoption of ASC 606 (Note 2)	(678,434)
Net loss	(140,584)	$ (22,060)								(140,584)
Translation adjustments	1,638							1,638
Exercise and vesting of share-based awards	¥ 2,938		¥ 1			2,937
Exercise and vesting of share-based awards , shares | shares	549,007	549,007	644,103	644,103
Share-based compensation	¥ 30,212					30,212
Balance at Dec. 31, 2021	215,443	$ 33,808	¥ 49	$ 8		¥ 1,021,961	$ 160,368	¥ 12,451	$ 1,954	¥ (819,018)	$ (128,522)
Balance, Shares at Dec. 31, 2021 | shares			79,036,462	79,036,462
Cumulative effect of adoption of ASC 606 (Note 2)	¥ (819,018)	$ (128,522)